Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Cash Flows [Abstract]
Net income (loss)		$ 3,147,845	$ (721,158)	$ 1,009,431
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization		2,480,578	2,389,807	1,737,925
Net (recoveries) charges related to Ukraine Conflict		(1,269,471)	2,922,350	0
Asset impairment		86,855	96,591	128,409
Amortization of debt issuance costs, debt discount, debt premium and lease premium		253,003	338,032	113,981
Maintenance rights write-off	[1]	328,239	389,852	138,780
Maintenance liability release to income		(203,440)	(203,490)	(273,146)
Net gain on sale of assets		(489,620)	(228,930)	(89,428)
Deferred tax expense (benefit)		280,069	(9,586)	(5,905)
Share-based compensation		97,058	102,848	96,087
Collections of finance leases		407,204	630,427	124,325
Gain (loss) on investments at fair value		(2,334)	17,676	(2,301)
Loss (gain) on debt extinguishment		4,097	(2,041)	9,713
Transaction and integration-related expenses		0	0	186,474
Other		(7,392)	(161,933)	44,235
Changes in operating assets and liabilities:
Trade receivables		56,442	39,162	232,119
Other assets		(128,459)	113,374	112,790
Accounts payable, accrued expenses and other liabilities		220,761	(542,019)	130,333
Net cash provided by operating activities		5,261,435	5,170,962	3,693,822
Purchase of flight equipment		(4,662,680)	(3,480,074)	(1,703,395)
Proceeds from sale or disposal of assets		2,121,507	1,635,777	796,613
Prepayments on flight equipment		(1,569,706)	(391,498)	(86,386)
Acquisition of GECAS, net of cash acquired		0	0	(22,493,195)
Cash proceeds from insurance claim settlements		1,254,400	0	0
Net (disbursements) proceeds from loans receivable		(300,329)	52,682	32,021
Other		(26,160)	22,614	(4,594)
Net cash used in investing activities		(3,182,968)	(2,160,499)	(23,458,936)
Issuance of debt		6,550,992	467,996	26,496,660
Repayment of debt		(6,568,370)	(4,230,082)	(5,973,508)
Debt issuance and extinguishment costs paid, net of debt premium received		(85,408)	379	(422,260)
Maintenance payments received		817,229	779,824	448,516
Maintenance payments returned		(201,474)	(245,294)	(209,087)
Security deposits received		480,950	332,822	210,781
Security deposits returned		(256,015)	(245,084)	(290,758)
Redemption of non-controlling interest and dividends paid to non-controlling interest holders		(112,034)	(3,957)	(323)
Repurchase of shares and tax withholdings on share-based compensation		(2,637,589)	(17,419)	(76,220)
Net cash (used in) provided by financing activities		(2,011,719)	(3,160,815)	20,183,801
Net increase (decrease) in cash, cash equivalents and restricted cash		66,748	(150,352)	418,687
Effect of exchange rate changes		1,948	(7,631)	776
Cash, cash equivalents and restricted cash at beginning of period		1,756,770	1,914,753	1,495,290
Cash, cash equivalents and restricted cash at end of period		1,825,466	1,756,770	1,914,753
Supplemental cash flow information:
Interest paid, net of amounts capitalized		1,650,319	1,565,163	1,109,948
Income taxes paid (refunded), net		$ 23,219	$ (567)	$ 4,928

[1]	Maintenance rights write-off consisted of the following:

End-of-lease ("EOL") and Maintenance Reserved ("MR") contract maintenance rights expense	$207,552	$232,622	$7,048
MR contract maintenance rights write-off offset by maintenance liability release	17,747	260,245	17,260
EOL contract maintenance rights write-off offset by EOL compensation received	102,940	191,478	114,472
EOL and MR contract maintenance rights write-off related to the Ukraine Conflict	—	(294,493)	—
Maintenance rights write-off	$328,239	$389,852	$138,780